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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
                                 Form 13F
                            Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended March 31, 1999 Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name: Petroleum & Resources Corporation___
Address: 7 St. Paul Street, Suite 1140____
_________Baltimore, MD 21202______________
__________________________________________
Form 13F File Number: 28-596______________
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: __Christine M. Griffith___________________
Title: _Assistant Treasurer______________________
Phone: (410) 752-5900___________________________
Signature, Place, and Date of Signing:
(signed) Christine M. Griffith Baltimore, Md. May 7, 1999 [Signature] [City, State] [Date]
Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting
manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-____________ ________________________________
[Repeat as necessary.]
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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: _____0________
Form 13F Information Table Entry Total: ____85______
Form 13F Information Table Value Total: $__476_________
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28- NONE_________ ________________________
[Repeat as necessary.
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                           FORM 13F INFORMATION TABLE

COLUMN 1                              COLUMN 2   COLUMN 3   COLUMN 4                     COL. 6   COLUMN 7      COLUMN 8
-------------------------------       --------- ----------  --------      COLUMN 5       -------  --------
                                                             VALUE                       INVSTMT  OTHER
NAME OF ISSUER                        TITLE OF     CUSIP    (x$1000)                     DSCRETN  MANAGERS
                                      CLASS
                                                                                                            VOTING AUTHORITY



                                                                     SHARES/   SH/ PUT/
                                                                     PRN AMT.  PRN CALL
                                                                                                           SOLE      SHA NONE
                                                                                                                     RED
AGL RESOURCES, INC.                   COM         001204106    3,512   200,000 SH        SOLE                200,000
AMERADA HESS CORP.                    COM         023551104    2,289    45,000 SH        SOLE                 45,000
AMERADA HESS CORP                     PUT         023551954      763    15,000     PUT
ANADARKO PETROLEUM CORP.              COM         032511107    6,795   180,000 SH        SOLE                180,000
APACHE CORP.                          COM         037411105    2,548    97,783 SH        SOLE                 97,783
ASHLAND INC.                          COM         044204105    4,747   115,950 SH        SOLE                115,950
ATLANTIC RICHFIELD CO.                COM         048825103    5,850    80,000 SH        SOLE                 80,000
ATLANTIC RICHFIELD CO.                CALL        048825903      731    10,000     CALL
ATMOS ENERGY CORP.                    COM         049560105    4,812   200,000 SH        SOLE                200,000
BJ SERVICES CO.                       COM         055482103    4,650   200,000 SH        SOLE                200,000
BP AMOCO PLC                          ADRS        055622104   22,321   220,999 SH        SOLE                220,999
BARRETT RESOURCES CORP.               COM         068480201    3,018   120,400 SH        SOLE                120,400
BOISE CASCADE CORP.                   COM         097383103    6,450   200,000 SH        SOLE                200,000
BOISE CASCADE CORP.                   PUT         097383953      806    25,000     PUT
BURLINGTON RESOURCES INC.             COM         122014103    2,197    55,000 SH        SOLE                 55,000
CHEVRON CORP                          COM         166751107    9,762   110,000 SH        SOLE                110,000
COASTAL CORP.                         COM         190441105    7,260   220,000 SH        SOLE                220,000
COASTAL CORP                          PUT         190441955      330    10,000     PUT
CONOCO, INC.                          COM         208251306    2,554   104,000 SH        SOLE                104,000
CONSOLIDATED NATURAL GAS CO.          COM         209615103    3,652    75,000 SH        SOLE                 75,000
CONSOLIDATED PAPERS, INC.             COM         209759109    6,039   257,000 SH        SOLE                257,000
CONSOLIDATED PAPERS, INC.             PUT         209759959      235    10,000     PUT
DEERE & CO.                           COM         244199105    4,635   120,000 SH        SOLE                120,000
DIAMOND OFFSHORE DRILLING INC.        COM         25271C102    3,061    96,800 SH        SOLE                 96,800
DOVER CORP.                           COM         260003108    6,588   200,400 SH        SOLE                200,400
E.I. DUPONT DENEMOURS & CO.           COM         263534109    4,645    80,000 SH        SOLE                 80,000
EL PASO ENERGY CORP.                  COM         283905107    5,557   170,000 SH        SOLE                170,000
EL PASO ENERGY CORP.                  PUT         283905957      490    15,000     PUT
ENERGEN CORP.                         COM         29265N108    5,286   353,900 SH        SOLE                353,900
ENRON CORP. $13.65 CONV. SER J        PFD         293561601   21,925    25,000 SH        SOLE                 25,000
ENRON OIL & GAS CO.                   COM         293562104    4,821   290,000 SH        SOLE                290,000
ENSCO INTERNATIONAL, INC.             COM         26874Q100    1,864   140,000 SH        SOLE                140,000
EQUITABLE RESOURCES INC.              COM         294549100    4,170   160,000 SH        SOLE                160,000
EQUITABLE RESOURCES INC.              PUT         294549950      391    15,000     PUT
EXXON CORP.                           COM         302290101   23,286   330,000 SH        SOLE                330,000
FORT JAMES CORP.                      COM         347471104    6,971   220,000 SH        SOLE                220,000
FORT JAMES CORP.                      PUT         347471954      317    10,000     PUT
FREEPORT-MCMORAN COPPER & GOLD CL A   COM         35671D105    1,308   127,603 SH        SOLE                127,603
GENERAL ELECTRIC CO.                  COM         369604103   22,125   200,000 SH        SOLE                200,000
GLOBAL INDUSTRIES, LTD.               COM         379366100    2,464   243,400 SH        SOLE                243,400
HALLIBURTON CO.                       COM         406216101    5,775   150,000 SH        SOLE                150,000
KN ENERGY INC. 8.25% UNITS            PEPS        482620507    4,428   130,000 SH        SOLE                130,000
KERR MCGEE CORP                       COM         492386107    5,947   181,253 SH        SOLE                181,253
LOEWS CORP 3.125% EXCH SUB DUE 2007   DEBS        540424AL2    1,267 1,500,000 PRN       SOLE              1,500,000
MEAD CORP.                            COM         582834107    6,458   210,000 SH        SOLE                210,000
MEAD CORP.                            PUT         582834957      461    15,000     PUT
MOBIL CORP.                           COM         607059102   21,120   240,000 SH        SOLE                240,000
MURPHY OIL CORP.                      COM         626717102    4,565   110,000 SH        SOLE                110,000
NABORS INDUSTRIES, INC.               COM         629568106    4,456   245,000 SH        SOLE                245,000
NATIONAL FUEL GAS CO.                 COM         636180101    3,925   100,000 SH        SOLE                100,000
NEW JERSEY RESOURCES, INC.            COM         646025106    6,579   185,000 SH        SOLE                185,000
NEWPARK RESOURCES, INC.               COM         651718504    3,045   420,000 SH        SOLE                420,000
NOBLE AFFILIATES, INC.                COM         654894104    2,664    91,855 SH        SOLE                 91,855
NORTHWESTERN CORP.                    COM         668074107    5,188   200,000 SH        SOLE                200,000
OCCIDENTAL PETROLEUM CORP.            COM         674599105    3,150   175,000 SH        SOLE                175,000
OCCIDENTAL PEO CORP $3.00 CV EXCH     PFD         674599790    1,485    30,000           SOLE                 30,000
OCEAN ENERGY, INC.                    COM         674812102    4,240   622,450 SH        SOLE                622,450
PETROLEUM GEO-SVCS ASA                ADR         716597109    2,288   150,000 SH        SOLE                150,000
PETROLEUM GEO-SVCS                    PUT         716597109       92    16,000     PUT
PHILLIPS PETROLEUM CO.                COM         718207106    4,253    90,000 SH        SOLE                 90,000
QUESTAR CORP.                         COM         748356102    4,539   268,000 SH        SOLE                268,000
ROYAL DUTCH PETROLEUM CO.             GLDR 1.25   780257804   45,136   868,000 SH        SOLE                868,000
SANTA FE INT'L. CORP.                 COM         G7805C108    2,243   120,000 SH        SOLE                120,000
SCHLUMBERGER, LTD.                    COM         806857108   13,807   229,400 SH        SOLE                229,400
SHELL TRANS. & TRAD. CO. PLC          ADR         822703609    9,750   240,000 SH        SOLE                240,000
SOUTHDOWN, INC.                       COM         841297104    5,369   100,000 SH        SOLE                100,000
TEMPLE-INLAND, INC.                   COM         879868107    6,275   100,000 SH        SOLE                100,000
TEMPLE-INLAND, INC.                   PUT         879868957      628    10,000     PUT   SOLE
TESORO PETROLEUM CORP.                COM         881609101    3,300   300,000 SH        SOLE                300,000
TEXACO, INC.                          COM         881694103   10,599   186,775 SH        SOLE                186,775
TEXACO, INC.                          PUT         881694953      568    10,000     PUT
TOSCO CORP.                           COM         891490302    4,342   175,000 SH        SOLE                175,000
TOTAL, S.A.                           ADR         89151E109    8,540   140,000 SH        SOLE                140,000
TRANSOCEAN OFFSHORE INC.              COM         893817106    6,627   230,000 SH        SOLE                230,000
UNION PACIFIC RESOURCES GROUP         COM         907834105    2,682   225,816 SH        SOLE                225,716
UNITED WATER RESOURCES, INC.          COM         913190104    5,188   250,000 SH        SOLE                250,000
UNOCAL CORP.                          COM         915289102    5,531   150,000 SH        SOLE                150,000
UNOCAL CAP. TRUST $3.125 CONV.        PFD         91528T207    3,881    72,540 SH        SOLE                 72,540
VALERO ENERGY CORP                    COM         91913Y107    3,109   125,000 SH        SOLE                125,000
VASTAR RESOURCES, INC                 COM         922380100    5,969   125,000 SH        SOLE                125,000
WASHINGTON GAS LIGHT CO.476.          COM         938837101    2,263   100,000 SH        SOLE                100,000
WEATHERFORD INT'L.                    COM         947074100    3,631   139,000 SH        SOLE                139,000
WESTERN GAS RESOURCES INC.            COM         958259103    1,395   186,000 SH        SOLE                186,000
WILLIAMS COMPANIES INC.               COM         969457100    7,900   200,000 SH        SOLE                200,000
WILLIAMS COMPANIES INC.               PUT         969457950      593    15,000     PUT   SOLE
                                                             476,476


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